June 29, 2011

VIA EDGAR CORRESPONDENCE

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Thrivent Mutual Funds

1933 Act File No. 33-12911

1940 Act File No. 811-5075

Form N-14 Registration Statement under the Securities Act of 1933

Dear SEC Reviewer:

On behalf of Thrivent Mutual Funds, a multi-series trust (the “Registrant”), I am filing a Form N-14 registration statement. As indicated on the Form N-14 facing page, the Registrant has requested that the registration statement become effective on July 29, 2011 pursuant to Rule 488 of the Securities Act of 1933. The registration statement is being filed to seek shareholder approval of a proposed reorganization of the Thrivent Partner International Stock Fund into the Thrivent Partner Worldwide Allocation Fund. Both Funds are series of the Registrant.

Please call me at (612) 844-5704 if you have any questions. Thank you.

Sincerely,

/s/ John L. Sullivan

John L. Sullivan

Assistant Secretary

Thrivent Mutual Funds